Condensed Consolidated and Combined Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013		Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement [Abstract]
Net sales	$ 557.8	$ 585.3		$ 1,098.0	$ 1,089.3	$ 2,204.5	$ 2,056.2	$ 2,021.8
Cost of sales	295.2	311.8		579.8	582.3	1,179.6	1,091.4	1,106.9
Gross profit	262.6	273.5		518.2	507.0	1,024.9	964.8	914.9
Selling, general and administrative expenses	194.1	160.7		340.3	307.5	609.9	551.7	532.5
Research and development expenses	41.4	39.2		80.4	77.6	165.7	144.1	141.5
Separation costs	2.6	14.4		4.8	26.4	74.2	25.5	2.9
Restructuring charges, net	21.7	6.4		29.7	6.6	33.2	11.2	8.4
Gains on divestiture and license	(0.9)	(0.7)		(13.8)	(1.4)	(2.9)	(2.9)	(11.1)
Operating income	3.7	53.5		76.8	90.3	144.8	235.2	240.7
Interest expense	(12.4)	(0.1)		(22.2)	(0.2)	(19.5)	(0.5)	(0.6)
Interest income	0.5	0.1		0.8	0.1	0.3	0.4	0.2
Other (expense) income, net	(0.4)	0		(1.0)	0.2	0.8	1.0	2.9
Income (loss) from continuing operations before income taxes	(8.6)	53.5		54.4	90.4	126.4	236.1	243.2
Provision for income taxes	(20.3)	19.0		(3.7)	36.1	68.6	94.8	86.2
Income from continuing operations	11.7	34.5		58.1	54.3	57.8	141.3	157.0
Income (loss) from discontinued operations, net of income taxes	(0.1)	(0.5)		(0.9)	(1.1)	1.0	(6.7)	(6.3)
Net income	$ 11.6	$ 34.0		$ 57.2	$ 53.2	$ 58.8	$ 134.6	$ 150.7
Basic earnings (loss) per share
Income from continuing operations (in usd per share)	$ 0.20	$ 0.60	[1],[2]	$ 1.00	$ 0.94	$ 1.00	$ 2.45	$ 2.72
Income (loss) from discontinued operations(in usd per share)	$ 0.00	$ (0.01)		$ (0.02)	$ (0.02)	$ 0.02	$ (0.12)	$ (0.11)
Net income (in usd per share)	$ 0.20	$ 0.59		$ 0.99	$ 0.92	$ 1.02	$ 2.33	$ 2.61
Basic weighted-average shares outstanding (in shares)	58.2	57.7		58.0	57.7	57.7	57.7	57.7
Diluted earnings (loss) per share
Income from continuing operations (in usd per share)	$ 0.20	$ 0.60	[1],[2]	$ 0.99	$ 0.94	$ 1.00	$ 2.45	$ 2.72
Income (loss) from discontinued operations(in usd per share)	$ 0.00	$ (0.01)		$ (0.02)	$ (0.02)	$ 0.02	$ (0.12)	$ (0.11)
Net income (in usd per share)	$ 0.20	$ 0.59		$ 0.97	$ 0.92	$ 1.02	$ 2.33	$ 2.61
Diluted weighted-average shares oustanding (in shares)	59.1	57.7		58.7	57.7	57.8	57.7	57.7

[1]	The computation of basic and diluted earnings per share assumes that the number of shares outstanding for the first three quarters of fiscal 2013 and each quarter in fiscal 2012 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien.
[2]	Quarterly and annual computations are prepared independently. Therefore, the sum of each quarter may not necessarily total the fiscal period amounts noted elsewhere within this prospectus.